Derivative Instruments	6 Months Ended
Jun. 30, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments

8. Derivative Instruments

The Company’s derivative instruments consist of interest rate swaps, which mitigate the exposure to the variable-rate debt by effectively converting the floating-rate payments to fixed-rate payments. The derivative financial instrument arrangements were entered into to manage its interest rate risk related to its variable rate Term Loan Facility. During the six months ended June 30, 2024, the Company entered into a forward starting interest rate swap. The interest rate swaps are measured at fair value and not designated as a hedge for accounting purposes; as such, any fair value changes are recorded in “Other income, net” in the unaudited condensed consolidated statement of comprehensive (loss) / income in the respective period of the change.

The following table summarized the notional amount at inception and fair value of these instruments recognized as "Derivative financial assets" in the unaudited condensed consolidated statement of financial position:

Derivative financial instrument	Fixed rate	Notional amount	Index	Effective date	Maturity Date	Fair value as at June 30, 2024	Fair value as at December 31, 2023
Interest rate swap	2.1%	$265,783	USD-1 month SOFR	March 31, 2022	March 31, 2026	$9,432	$10,427
Forward starting interest rate swap	3.3%	$110,047	USD-1 month SOFR	March 31, 2026	December 31, 2027	$456	$-

During the three months ended June 30, 2024 and 2023 the Company recognized a gain / (loss) of $1,209 and $5,406, respectively, of which ($1,209) and $2,846, respectively, is associated with the gain / (loss) of remeasuring the derivative instrument to fair value at the end of the reporting period. The fair value remeasurement is netted by monthly cash receipts on the interest rate contracts for the three months ended June 30, 2024 and 2023 of $2,418 and $2,560, respectively.

During the six months ended June 30, 2024 and 2023 the Company recognized a gain / (loss) of $4,410 and $4,198, respectively, of which ($539) and ($586), respectively, is associated with the gain / (loss) of remeasuring the derivative instrument to fair value at the end of the reporting period. The fair value remeasurement is netted by monthly cash receipts on the interest rate contracts for the six months ended June 30, 2024 and 2023 of $4,949 and $4,784, respectively.

For further information regarding the fair value of the derivative instruments see discussion in Notes 12 and 14.